1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) (USD $)	1 Months Ended
Aug. 15, 2014
Accounting Policies [Abstract]
Net Operating Loss Carryforward	$ 31,438
Net Change in the Valuation Allowance	31,438
Federal Income Tax Rate	34.00%
State Income Tax Rate	4.55%
Amortization Expense	$ 0